LENED, INC.
                                   -----------
                             REPORT TO STOCKHOLDERS
                             ----------------------
                              FINANCIAL STATEMENTS
                              --------------------
                                 MARCH 31, 2001
                                 --------------

                                   LENED, INC.
                                   -----------
                             REPORT TO STOCKHOLDERS
                             ----------------------
                              FINANCIAL STATEMENTS
                              --------------------
                                TABLE OF CONTENTS
                                -----------------
                                 MARCH 31, 2001
                                 --------------



                                                                         PAGE

ACCOUNTANT'S REPORT                                                        1

STATEMENTS OF ASSETS, LIABILITIES AND
CAPITAL SECURITIES                                                         2

STATEMENTS OF OPERATIONS, UNDISTRIBUTED NET
INCOME                                                                     3

STATEMENTS OF CHANGES IN NET ASSETS                                        4

STATEMENTS OF CASH FLOWS                                                   5

NOTES TO FINANCIAL STATEMENTS                                            6-13

                                 STUART M. FRIED
                           CERTIFIED PUBLIC ACCOUNTANT
                               11 TWIN BROOK ROAD
                         WEST CALDWELL, NEW JERSEY 07006
                                     ------
                                 (973) 226 4006


                               ACCOUNTANT'S REPORT
                               -------------------


To the Board of Directors and
Stockholders of Lened, Inc.
New York, New York

I have reviewed the accompanying statement of assets, liabilities and capital securities of Lened, Inc. (A New Jersey corporation) as of March 31, 2001, and the related statements of operations, undistributed net income and statements of changes in net assets and cash flows for the six months then ended, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. All information in these financial statements is the representation of Lened, Inc. The statement of assets, liabilities and capital securities as of March 31, 2001 has been derived from and does not include all of the disclosures contained in the financial statements for the year ended September 30, 2000. Those financial statements were audited by me and my report thereon, dated November 15, 2000, expressed an unqualified opinion on them.

A review of interim financial information consists principally of obtaining an understanding of the system for the preparation of interim financial information, applying analytical review procedures to financial data and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an examination in accordance with generally accepted auditing standards (which will be performed for the full year), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, I do not express such an opinion.

Based on my review, I am not aware of any material modifications that should be made to the statement of assets, liabilities and capital securities as of March 31, 2001 and the related statements of operations, undistributed net income
(loss) and net unrealized gain (loss) on investments and cash flows for the six months ended March 31, 2001 for them to be in conformity with generally accepted accounting principles.


                                                            /s/ STUART M. FRIED

                                                            STUART M. FRIED, CPA

W. Caldwell, New Jersey
May 21, 2001

                                   LENED, INC.
                                   -----------
                        STATEMENTS OF ASSETS, LIABILITIES
                        ---------------------------------
                             AND CAPITAL SECURITIES
                             ----------------------


                                     ASSETS
                                     ------

                                                                               3/31/01       9/30/00
                                                                             -----------   -----------
INVESTMENT IN MUNICIPAL BONDS, with accrued interest, at fair market value
 (amortized cost $1,721,738
 and $1,753,099) (Note 1)                                                    $ 1,778,783   $ 1,773,135
Cash                                                                               1,195           807
Investment in Vista New York Tax-Free
 Money Market Fund (3.38% avg. interest rate)                                     29,142        34,974
Prepaid expenses                                                                     650         1,293
                                                                             -----------   -----------

                                                                             $ 1,809,770   $ 1,810,209
                                                                             ===========   ===========


                       LIABILITIES AND CAPITAL SECURITIES
                       ----------------------------------

LIABILITIES
  Dividends payable                                                          $         0   $    66,900
  Other current liabilities                                                        6,427         8,881
                                                                             -----------   -----------

                                                                                   6,427        75,781
                                                                             -----------   -----------

NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES:

CAPITAL SHARES
  Common stock, no par value, 25,200 shares
   authorized, 18,960 issued and outstanding                                      22,500        22,500
  Paid-in capital                                                                144,732       144,732
  Retained earnings                                                            1,571,718     1,571,078
  Undistributed net income (loss)                                                 30,413           639
Unrealized appreciation (depreciation) of  investments                            33,980        (4,521)
                                                                             -----------   -----------

Total stockholders' equity (equivalent to
$95.11 per share at 3/31/01 and $91.48
per share at 9/30/00)                                                          1,803,343     1,734,428
                                                                             -----------   -----------

                                                                             $ 1,809,770   $ 1,810,209
                                                                             ===========   ===========

See accompanying notes and accountant's report.

                                   LENED, INC.
                                   -----------
                            STATEMENTS OF OPERATIONS,
                            -------------------------
                            UNDISTRIBUTED NET INCOME
                            ------------------------


                                         SIX MONTHS       YEAR ENDED
                                        ENDED 3/31/01      9/30/00
                                        -------------     ----------
INVESTMENT INCOME:

 INCOME:
  Interest income on tax free municipals   $ 41,299        $ 83,204
  Dividend income - tax free                    669           1,433
  Interest income - taxable                     275               0
                                           --------        --------

                                             42,243          84,637
EXPENSES:
  Custodial fees (Note 4)                       942           1,838
  Audit fees                                  1,400           2,500
  Legal fees                                  3,568           2,472
  Taxes other than income taxes                 290             250
  Office expense                              4,802           9,475
  Insurance                                     643           1,300
  Filing fees                                   125             250
                                           --------        --------

                                             11,770          18,085

INVESTMENT INCOME                            30,473          66,552

Net realized gain from
 investment transactions                          0           1,000
                                           --------        --------

INVESTMENT INCOME BEFORE
 FEDERAL INCOME TAX                          30,473          67,552

Less: Federal income taxes                       60              13
                                           --------        --------


NET INVESTMENT INCOME                        30,413          67,539

Less: Dividends paid                              0          66,900
                                           --------        --------

UNDISTRIBUTED NET INCOME                   $ 30,413        $    639
                                           ========        ========

UNREALIZED APPRECIATION (DEPRECIATION)
 OF INVESTMENTS                            $ 33,980        $ (4,521)
                                           ========        ========

See accompanying notes and accountant's report.

                                   LENED, INC.
                                   -----------
                       STATEMENTS OF CHANGES IN NET ASSETS
                       -----------------------------------

                                          SIX MONTHS     YEAR ENDED
                                         ENDED 3/31/01    9/30/00
                                         -------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
   Investment income - net                $    30,413   $    66,539
   Net realized gain on investments                 0         1,000
   Change in unrealized appreciation
     (depreciation)                            38,502        (1,323)
                                          -----------   -----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                      68,915        66,216

DISTRIBUTION TO SHAREHOLDERS FROM
NET INVESTMENT INCOME                               0        66,900
                                          -----------   -----------

TOTAL INCREASE (DECREASE)                      68,915          (684)

NET ASSETS BEGINNING OF PERIOD              1,734,428     1,735,112
                                          -----------   -----------

NET ASSETS END OF PERIOD (Including
Undistributed Net Income of $30,413 and
$639, respectively                        $ 1,803,343   $ 1,734,428
                                          ===========   ===========


DIVIDENDS PER SHARE                       $         0   $      3.53
                                          ===========   ===========

See accompanying notes and accountant's report.

                                   LENED, INC.
                                   -----------
                            STATEMENTS OF CASH FLOWS
                            ------------------------
                                INCREASE IN CASH
                                ----------------

                                                          SIX MONTHS      YEAR ENDED
                                                         ENDED 3/31/01      9/30/00
                                                         ------------     ----------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                               $ 30,413       $ 67,539
   Adjustments to reconcile net income to net
   cash provided by operating activities:
     Changes in assets and liabilities:
        (Increase) Decrease in municipal bonds with
          accrued interest at fair market value               (5,648)        35,159
        (Increase) Decrease in Vista New York
          Tax Free Money Market Fund                           5,832        (28,900)
        (Increase) Decrease in prepaid expenses                  642              0
        Increase (Decrease) in other current liabilities      (2,453)        (2,777)
        Realized (gain) loss from investment transactions
         included in net income                                    0         (1,000)
                                                            --------       --------

NET CASH PROVIDED BY OPERATING ACTIVITIES                     28,786         70,021
                                                            --------       --------

CASH FLOWS FROM INVESTING ACTIVITIES:
   Increase (Decrease) in unrealized appreciation             38,502         (1,323)
    of investments
  Realized gain (loss) from investment transactions                0          1,000
                                                            --------       --------

NET CASH PROVIDED (USED) BY INVESTING
ACTIVITIES                                                    38,502           (323)
                                                            --------       --------

NET CASH USED BY FINANCING ACTIVITIES:
   Dividends paid                                            (66,900)       (68,900)
                                                            --------       --------

NET INCREASE IN CASH AND                                         388            798
CASH EQUIVALENTS

CASH - BEGINNING OF PERIOD                                       807              9
                                                            --------       --------

CASH - END OF PERIOD                                        $  1,195       $    807
                                                            ========       ========


SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:

   Cash paid during the period for:
     Income taxes                                           $    310       $    250

See accompanying notes and accountant's report.

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                 MARCH 31, 2001
                                 --------------


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

Lened, Inc. was incorporated in New Jersey on January 31, 1957. Lened, Inc. commenced operations as an investment company investing at least 50% of the value of its total assets, determined at the close of each quarter of its taxable year, in tax-exempt state and local obligations, may distribute, as a tax-exempt dividend, to its shareholders an amount equal to the interest earned on such tax-exempt obligations, provided it designates such dividends as tax-exempt interest dividends. It is the Company's intention to invest substantially all of its assets, except such amounts as it may carry in demand deposits, in such tax-exempt obligations and to distribute all of its net income, including any net short-term capital gains, to its shareholders.

The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

     (a) Investments are valued by the Custodian. These values may not necessarily be bids or actual last sale prices, but are estimates of the fair value of the investment securities, based upon prevailing interest rates, applicable bond ratings and other factors influencing the markets in which the investments are purchased and sold.

     (b) It is the policy of the Company to continue to qualify as a regulated investment company if such qualifications are in the best interests of its shareholders, by complying with the provisions available under the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, federal income taxes. Therefore, unless the Company has capital gains or interest on Treasury Bills, no federal tax provision is required.

     (c) Realized gains and losses on investments are computed on the basis of the identified cost of the specific securities sold.

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                 MARCH 31, 2001
                                 --------------


NOTE 1- SIGNIFICANT ACCOUNTING POLICIES - (Continued)
-----------------------------------------------------

     (d) Securities transactions are recorded on the date the securities are purchased or sold (the trade date). Interest income (net of premium or discount amortization) is recorded as earned.

     (e) Unrealized Appreciation (Depreciation) of Investments is stated as the difference between amortized cost and fair market value. At March 31, 2001
                  Unrealized Appreciation of Bonds totaled          $  38,711
                  Unrealized Depreciation of Bonds totaled              4,731
                                                                    ---------
                  Net Unrealized Appreciation of Investments        $  33,980
                                                                    =========

NOTE 2 - PURCHASES, SALES AND REDEMPTIONS OF SECURITIES
-------------------------------------------------------

Securities exclusive of Vista New York Tax Free Money Market Fund purchased by the Company amounted to $69,996 for the six months ended March 31, 2001 and $115,898 for the year ended September 30, 2000. Sales of securities exclusive of Vista New York Tax Free Money Market Fund amounted to $100,000 for the six months ended March 31, 2001 and $146,000 for the year ended September 30, 2000.

NOTE 3 - DISTRIBUTIONS
----------------------

The Company distributed income of $0 ($0 per share) and $66,900 ($3.53 per share) for the six months ended March 31, 2001 and the year ended September 30, 2000 in the form of dividends.

NOTE 4 - CUSTODIAL FEES
-----------------------

Pursuant to an agreement with the custodian, the custodial fee is based on the number of bond coupons redeemed based on an annual charge of $1.25 per $1,000 of the first $500,000, $.75 per $1,000 of the next $500,000 face value of bonds and $.50 per $1,000 face value above $1,000,000. A charge of $15 is made for each security transaction.

During the six months ended March 31, 2001, the Company was charged an aggregate of $942, and $1,819 for the year ended September 30, 2000.

NOTE 5 - REMUNERATION
---------------------

The Company's policy is not to pay, and for the periods reported did not pay, remuneration to either officers or directors.

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                 MARCH 31, 2001
                                 --------------


NOTE 6 - CAPITAL PER SHARE AND RELATED INFORMATION
--------------------------------------------------

Selected data for a share of capital stock outstanding throughout the period:

                                            SIX MONTHS            YEAR ENDED
                                           ENDED 3/31/01            9/30/00
                                           -------------        --------------
Investment income                          $         2.23       $         4.46
Operating expenses                                    .62                  .95
                                           --------------       --------------

INVESTMENT INCOME BEFORE FEDERAL                     1.61                 3.51
 INCOME TAX

FEDERAL INCOME TAX                                   0                    0
                                           --------------       --------------

INVESTMENT INCOME - NET                              1.61                 3.51

Dividends to shareholders                            0                    3.53
                                           --------------       --------------

                                                     1.61                 (.02)

Realized and unrealized gain (loss)
 on investments - net                                2.02                 (.01)
                                           --------------       --------------

CHANGE IN NET VALUE                                  3.63                 (.03)

NET ASSET VALUE:
  Beginning of period                               91.48                91.51
                                           --------------       --------------

  End of period                            $        95.11       $        91.48
                                           ==============       ==============

Ratio of operating expenses to
 average net assets                                  .007%                 .01%

Ratio of investment income net to
 average net assets                                  .024%                .048%

Portfolio turnover                                   3.95%                6.62%

Number of shares outstanding at end
 of period                                         18,960               18,960

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                 MARCH 31, 2001
                                 --------------


NOTE 7 - INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
----------------------------------------------------------

                                                                Principal               Amortized            Fair Market*
Name and Title of Issuer                                         Amount                   Cost                  Value
------------------------                                        ---------               ---------            ------------
Akron N Y Cent Sch Dist G/O
DD 09/01/95  5.4% Due 6/1/01                                    $  50,000                $ 50,066                $ 51,096

Akron N Y Cent Sch Dist G/O
DD 09/01/95  5.4% Due 6/1/02 (FSA)                                 45,000                  45,342                  46,968

Chicago Cnty Minn Hsg & Redev Auth
DD 12/01/97  4.7%  Due 02/01/08
Call MSF OID Lease Rev                                             80,000                  80,359                  79,885

Clayton Cnty GA Hsg
Auth, Multifa
DD 07/01/97  4.55%  Due 07/01/02
Pointe Clear Apts Proj                                             45,000                  45,000                  45,999

Connecticut St Res Recovery Rev
DD 0/18/01 4.50% Due 11/15/11
OID Call Mid Conn Sys Sub Ser A                                    70,000                  69,996                  68,486

Dade Cnty Fla Res Recovery FAC
DD 09/01/96  5.0% Due 10/01/03
REF (AMBAC) Rev                                                    90,000                  89,813                  95,153

District  Columbia G/O
DD 05/01/93  5.625% Due 6/1/02
Ref-A OID                                                          50,000                  50,041                  52,293

District  Columbia
DD 06/01/93  6.0%  Due 06/01/09
Call Unrefunded Bal-E-Capmac-ITC                                   50,000                  51,090                  55,006

District Columbia G/O
DD 05/01/93 5.625% Due 6/1/02
Ref- Ser A (FSA- CR)                                               90,000                  90,560                  93,443

                                           -9-

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                 MARCH 31, 2001
                                 --------------


NOTE 7 - INVESTMENTS IN SECURITIES OF UNAFILLIATED ISSUERS - (Continued)
------------------------------------------------------------------------

                                                                Principal               Amortized            Fair Market*
Name and Title of Issuer                                         Amount                   Cost                  Value
------------------------                                        ---------               ---------            ------------

Falcon Heights Minn G/O
DD 06/01/99  4.10%  Due 02/01/05
Impt - SER A                                                       25,000                  25,000                 25,426

Fenton Mo Pub Auth Leasehold Rev
DD 12/15/97  4.750% Due 01/01/07
OID                                                                80,000                  79,808                 82,354

Grand Folks N D Health Care Sys
DD 06/01/97  5.5%  Due 08/15/07
Altru Health Sys Oblig Group                                       80,000                  82,704                 86,773

Greater Richmond Convention Ctr
DD 02/01/00  5.50%  due 06/15/07
Hotel Tax Rev Ctr Expansion PJ                                     65,000                  65,854                 71,167

Greenville Hosp Sys S C Hosp Fac
DD 03/01/96 4.9% Due 05/01/03
Ser B                                                              95,000                  95,001                 99,186

Los Angeles Cnty Calif Pub Wksfi
DD 08/01/93  4.6%  Due 03/01/02
Ref-Cap Construction                                              100,000                  99,693                101,967

Manatee Cnty Fla Hsg Fin Auth Rev
DD 06/01/85  9.125%  Due 06/01/16
Callable Sgl Fam Series A FGIC                                      5,000                   5,040                  5,160

                                      -10-

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                 MARCH 31, 2001
                                 --------------


NOTE 7 - INVESTMENTS IN SECURITIES OFUNAFFILIATED ISSUERS - (Continued)
-----------------------------------------------------------------------

                                                                Principal               Amortized            Fair Market*
Name and Title of Issuer                                         Amount                   Cost                  Value
------------------------                                        ---------               ---------            ------------

Maryland St Cmnty Dev Admin Dept.
DD 06/01/97  4.6% Due 1/01/03
Hsg-Ser A                                                          30,000                  30,000                 30,794

Mississippi Dev Bk Spl Oblig
DD 11/01/97  4.8%  Due 11/01/08
Call Desoto Cnty Convention Ctr                                    30,000                  30,000                 31,800

Nebraska Invt Fin Auth Sing/Famil
DD 09/01/97  5.0%  Due 9/01/07
Ser D                                                              45,000                  44,999                 45,242

New Jersey Economic Dev Auth Rev
DD 06/01/94  5.4% Due 2/1/06
Call Peddie Sch Proj-Ser A                                         60,000                  60,470                 62,962

New Jersey Sr EDL Facs
Auth Rev. DD 06/15/93
5.375% Due 07/01/05
Call OID Ser A                                                     30,000                  30,330                 31,749

New York City G/O
DD 06/11/98  4.5%  Due 05/15/05
Series I                                                           25,000                  25,000                 26,180

New York St Dorm Auth Revs
DD 07/01/98  4.375%  Due 07/01/05
Ser 2 OID                                                          60,000                  60,000                 62,234

Pennsylvania St Tpk Comm Rev
DD 08/01/92  5.7%  Due 12/01/06
Call OID Ser  (FGIC)                                               25,000                  25,499                 26,655


                                      -11-

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                 MARCH 31, 2001
                                 --------------


NOTE 7 - INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS - (Continued)
------------------------------------------------------------------------

                                                                Principal               Amortized            Fair Market*
Name and Title of Issuer                                         Amount                   Cost                  Value
------------------------                                        ---------               ---------            ------------

Philadelphia PA Auth For Indl
DD 01/01/98  4.750%  Due 06/15/06
Call Franklin Institute PJ                                         80,000                  80,000                 79,836

Pierce County Wash Swr
DD 07/01/93 5.2% DUE 02/01/05
Call Ref & Impt OID                                                25,000                  25,249                 25,750

Port Houston Auth Tex
Harris DD 10/01/98  4.0%
Due 10/01/06  OID 6/0
Amt. SER-A                                                         75,000                  74,471                 75,944

Puerto Rico Comwlth Rev
DD  05/15/00  5.25%  Due 07/01/10
MBIA Hwy & Transn Series B                                         25,000                  24,910                 27,645

Sarasota Cnty Fla Util Sys Rev
DD 01/01/93  5.7%  Due 10/01/05
Call Ref FGIC OID                                                  15,000                  15,317                 16,145

Sedalia Mo Hosp Rev
DD 07/01/97  4.6%  Due 03/01/03
Call Bothwell Regl Health Ctr                                      50,000                  50,000                 51,129

South Brunswick Twp NJ
DD 08/01/93  5.0%  Due 08/01/06
Call Ref G/O OID                                                   20,000                  20,128                 21,096

                                      -12-

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                                 MARCH 31, 2001
                                 --------------


NOTE 7 - INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS - (Continued)
------------------------------------------------------------------------

                                                                Principal               Amortized            Fair Market*
Name and Title of Issuer                                         Amount                   Cost                  Value
------------------------                                        ---------               ---------            ------------

Trinity Riv Auth Tx Big Bear
DD 02/15/96  4.5%  Due 02/01/03
Ref-Wastewtr Sys Contract MBIA                                     75,000                  75,000                 76,821

Wyoming County Dev. Auth Hsg Rev
DD  07/02/97  5.20%  Due 06/01/07
Ser 4                                                              25,000                  24,998                 26,439
                                                               ----------              ----------             ----------


TOTAL INVESTMENT - 98.6%                                       $1,715,000              $1,721,738              1,778,783
                                                               ==========              ==========

OTHER ASSETS LESS LIABILITIES - (1.4%)                                                                            24,560
                                                                                                              ----------

NET ASSETS - 100%                                                                                             $1,803,343
                                                                                                              ==========

NET ASSET VALUE PER SHARE                                                                                     $    95.11
                                                                                                              ==========

OUTSTANDING SHARES AT MARCH 31, 2001                                                                              18,960
                                                                                                              ==========



 *  Includes accrued interest








                                      -13-